THE EUROPEAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                  SHARES        VALUE
-------------------------------------------------  ---------   ------------
COMMON STOCK (100.8%)
AUSTRIA (0.3%)
Voest-Alpine Technologie AG (Electrical
  Equipment).....................................        300   $     45,483
                                                               ------------

BELGIUM (1.6%)
Algemene Maatschappij voor Nijverheidskredit NV
  (Financial Services)...........................      1,000         50,472
Arbed SA (Metals & Mining).......................        600         65,587
Delhaize-Le Lion SA (Retail).....................        650         32,983
PetroFina SA (Oil-Production)....................        260         95,965
                                                               ------------
                                                                    245,007
                                                               ------------

FINLAND (1.1%)
Rautaruukki OYJ (K Shares) (Metals & Mining).....      6,700         54,137
UPM-Kymmene OYJ (Forest Products & Paper)........      5,600        112,093
                                                               ------------
                                                                    166,230
                                                               ------------

FRANCE (15.4%)
AXA-UAP (Insurance)..............................      1,715        132,762
Carrefour Supermarche SA (Retail)................        286        149,279
Compagnie de Saint Gobain SA (Building
  Materials).....................................        703         99,913
Compagnie Financiere de Paribas (Financial
  Services)......................................      1,815        157,790
Compagnie Generale des Eaux (Utilities)..........      2,427        338,884
Dexia France (Financial Services)................        955        110,647
Elf Aquitaine SA (Oil-Services)..................      1,000        116,359
Eridania Beghin-Say SA (Food, Beverages &
  Tobacco).......................................        400         62,568
France Telecom SA (Telecommunication
  Services)+.....................................      4,000        145,150
L'Air Liquide SA (Chemicals).....................        668        104,599
Lagardere S.C.A. (Multi - Industry)..............      1,950         64,504
PSA Peugeot Citroen (Automotive).................        605         76,331
Sanofi SA (Pharmaceuticals)......................      1,445        160,933
SEITA (Food, Beverages & Tobacco)................      1,000         35,905
SGS Thomson Microelectronics NV (Electronics)+...      1,251         77,461
Societe Generale (Banking).......................        452         61,610

              SECURITY DESCRIPTION                  SHARES        VALUE
-------------------------------------------------  ---------   ------------
FRANCE (CONTINUED)
Synthelabo (Pharmaceuticals).....................        722   $     90,252
Thomson CSF (Electronics)........................      2,552         80,473
Total SA (Oil-Services)..........................      1,111        120,964
Union des Assurances Federales (Insurance).......        367         48,194
Usinor SA (Metals & Mining)......................      5,026         72,601
                                                               ------------
                                                                  2,307,179
                                                               ------------

GERMANY (12.2%)
Bilfinger & Berger Bau AG (Construction &
  Housing).......................................      2,290         71,067
Continental AG (Automotive)......................      7,160        158,090
Deutsche Bank AG (Banking).......................      1,700        120,075
Deutsche Pfandbrief-und Hypothekenbank AG
  (Banking)......................................         99          5,869
Douglas Holding AG (Retail)......................        936         28,267
Dresdner Bank AG (Banking).......................      1,580         72,935
Hannover Rueckversicherungs AG (Insurance).......        751         70,170
Henkel KGaA (Chemicals)..........................      1,139         63,980
Lufthansa AG (Airlines)..........................     13,480        258,648
Muenchener Rueckversicherungs-Gesellschaft AG
  (Insurance)....................................        800        301,661
SAP AG (Computer Software).......................        650        197,562
Schering AG (Pharmaceuticals)....................        900         86,844
SGL Carbon AG (Chemicals)........................        400         51,612
Siemens AG (Electrical Equipment)................      3,000        177,693
SKW Trostberg AG (Chemicals).....................      1,000         31,757
VEBA AG (Utilities)..............................      2,000        136,259
                                                               ------------
                                                                  1,832,489
                                                               ------------

IRELAND (1.8%)
Allied Irish Banks PLC (Banking).................      9,695         93,966
CRH PLC (Building Materials).....................      3,265         38,253
Elan Corp. PLC (Spon. ADR) (Pharmaceuticals)+....        600         30,713
Greencore Group PLC (Food, Beverages &
  Tobacco).......................................      6,647         31,265
Irish Life PLC (Insurance).......................      5,188         29,800
Jefferson Smurfit Group PLC (Forest Products &
  Paper).........................................     13,726         38,737
                                                               ------------
                                                                    262,734
                                                               ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EUROPEAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                  SHARES        VALUE
-------------------------------------------------  ---------   ------------
ITALY (7.0%)
Banco Ambrosiano Veneto SPA (Banking)............     29,000   $     56,589
Edison SPA (Utilities)...........................     12,000         72,625
ENI SPA (Oil-Services)...........................     40,000        226,924
Istituto Bancario San Paolo di Torino
  (Banking)......................................     12,000        114,706
Istituto Mobiliare Italiano SPA (Financial
  Services)......................................     12,000        142,534
Istituto Nazionale Delle Assicurazioni
  (Insurance)....................................    100,000        202,772
Mediaset SPA (Broadcasting & Publishing).........     20,000         98,303
Mediolanum SPA (Financial Services)..............      2,587         48,726
Telecom Italia SPA - RNC (Telecommunication
  Services)......................................     20,000         88,235
                                                               ------------
                                                                  1,051,414
                                                               ------------

NETHERLANDS (5.1%)
Aegon NV (Insurance).............................      1,065         94,825
Ispat International NV (Metals & Mining)+........      1,479         31,983
Koninklijke Ahold NV (Retail)....................      2,044         53,338
Moeara Enim Petroleum MIJ NV (Oil-Services)......         34         60,043
Moeara Enim Petroleum MIJ NV (New shares)
  (Oil-Services).................................          5        114,195
Philips Electronics NV (Electronics).............      1,818        109,050
Royal Dutch Petroleum Co. (Oil-Services).........      3,398        186,559
Unilever NV (Food, Beverages & Tobacco)..........      1,800        110,989
                                                               ------------
                                                                    760,982
                                                               ------------

NORWAY (1.4%)
Kvaerner ASA (Series B) (Capital Goods)..........      2,200        102,358
Norsk Hydro ASA (Oil-Services)...................      1,000         48,764
Nycomed Amersham PLC (Biotechnology)+............      1,813         65,908
                                                               ------------
                                                                    217,030
                                                               ------------
              SECURITY DESCRIPTION                  SHARES        VALUE
-------------------------------------------------  ---------   ------------

SPAIN (3.6%)
Acerinox SA (Metals & Mining)....................        268   $     39,756
Banco Bilbao Vizcaya SA (Banking)................      5,051        163,379
Banco Popular Espanol SA (Banking)...............        760         53,105
Cortefiel SA (Retail)............................      1,318         26,461
Hidroelectrica del Cantabrico SA (Electric)......        720         31,556
Iberdrola SA (Electric)..........................      9,995        131,483
Repsol SA (Gas Exploration)......................      1,463         62,392
Vallehermoso SA (Real Estate)....................      1,032         31,620
                                                               ------------
                                                                    539,752
                                                               ------------

SWEDEN (4.0%)
Astra AB (B Shares) (Pharmaceuticals)............      4,875         82,025
Autoliv, Inc. (SDR) (Automotive Supplies)........      5,710        186,031
Incentive AB (B Shares) (Pharmaceuticals)........      1,200        108,440
Skandia Forsakrings AB (Insurance)...............      2,608        123,097
SKF AB (B Shares) (Capital Goods)................      1,900         40,470
Svenska Handelsbanken (Banking)..................      1,500         51,895
                                                               ------------
                                                                    591,958
                                                               ------------

SWITZERLAND (10.6%)
ABB AG (Machinery)...............................         66         83,034
BELL AG BASEL (Food, Beverages & Tobacco)........        141         47,852
Holderbank Financiere Glarus AG (Building
  Materials).....................................         80         65,380
Liechtenstein Global Trust AG (Banking)..........        150         93,072
Nestle SA (Food, Beverages & Tobacco)............        160        240,129
Novartis AG (Pharmaceuticals)....................        100        162,490
Roche Holding AG (Pharmaceuticals)...............         34        338,123
Schweizerische Rueckversicherungs-Gesellschaft
  (Insurance)....................................         34         63,685
Union Bank of Switzerland (Banking)..............        339        490,876
                                                               ------------
                                                                  1,584,641
                                                               ------------

UNITED KINGDOM (36.7%)
Allied Colloids Group PLC (Chemicals)............     25,414         69,415
Associated British Foods PLC (Food, Beverages &
  Tobacco).......................................      3,100         27,034

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EUROPEAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                  SHARES        VALUE
-------------------------------------------------  ---------   ------------
UNITED KINGDOM (CONTINUED)
Bass PLC (Food, Beverages & Tobacco).............      5,500   $     85,704
BAT Industries PLC (Food, Beverages & Tobacco)...      9,700         88,612
Billiton PLC (Metals & Mining)+..................     30,400         78,031
British Airways PLC (Airlines)...................     12,100        111,492
British Petroleum Co. PLC (Oil-Services).........     16,866        223,506
British Sky Broadcasting Group PLC (Broadcasting
  & Publishing)..................................      8,100         60,774
British Telecommunications PLC
  (Telecommunications)...........................     26,800        211,545
Burmah Castrol PLC (Oil-Production)..............      2,900         50,675
Cadbury Schweppes PLC (Food, Beverages &
  Tobacco).......................................     11,300        114,250
Compass Group PLC (Food, Beverages & Tobacco)....      7,300         89,966
Diageo PLC (Food, Beverages & Tobacco)...........     18,600        170,467
Glaxo Wellcome PLC (Pharmaceuticals).............     18,100        432,276
Glynwed International PLC (Metals & Mining)......     21,421         91,287
Great Universal Stores PLC (Retail)..............      8,700        109,796
Hanson PLC (Building Materials)..................     11,300         50,503
HSBC Holdings PLC (75p) (Banking)................      7,800        202,779
Hyder PLC (Water)................................      5,116         81,485
Kingfisher PLC (Retail)..........................      7,700        107,691
Lloyds TSB Group PLC (Banking)...................     35,960        468,651
Lucas Varity PLC (Automotive Supplies)...........     39,300        139,028
MEPC PLC (Real Estate)...........................      9,100         76,064
MFI Furniture Group PLC (Household Products).....     33,892         67,198
National Power PLC (Electric)....................      1,796         17,731
Nycomed Amersham PLC (Biotechnology).............      1,200         44,663
Pilkington PLC (Building Materials)..............     26,600         55,804
              SECURITY DESCRIPTION                  SHARES        VALUE
-------------------------------------------------  ---------   ------------
UNITED KINGDOM (CONTINUED)
Prudential Corp. PLC (Insurance).................      9,600   $    117,109
Racal Electronic PLC
  (Telecommunications-Equipment).................     23,900        104,998
Rank Group PLC (Entertainment, Leisure &
  Media).........................................      8,600         47,970
Reed International PLC (Broadcasting &
  Publishing)....................................     10,000         95,433
RMC Group PLC (Building Materials)...............      3,300         46,805
Royal & Sun Alliance Insurance Group PLC
  (Insurance)....................................     13,000        131,122
Royal Bank of Scotland Group PLC (Banking).......     14,900        190,294
RTZ Corp. PLC (Metals & Mining)..................      3,865         47,728
Sainsbury (J.) PLC (Retail)......................     18,807        158,748
Scottish Power PLC (Electric)....................      6,900         61,081
Shell Transport & Trading Co. (Oil-Services).....     16,900        118,737
Smith & Nephew PLC (Medical Supplies)............     16,200         47,980
Standard Chartered PLC (Banking).................      6,200         66,310
Tomkins PLC (Multi - Industry)...................     19,400         91,932
Unilever PLC (Food, Beverages & Tobacco).........     12,600        108,574
Vickers PLC (Capital Goods)......................     24,100         93,584
Vodafone Group PLC (Telecommunications)..........     29,300        212,125
Wessex Water PLC (Water).........................     12,200        102,979
Zeneca Group PLC (Pharmaceuticals)...............      9,500        337,097
                                                               ------------
                                                                  5,507,033
                                                               ------------
  TOTAL COMMON STOCK (COST $13,413,138)..........                15,111,932
                                                               ------------

PREFERRED STOCK (2.4%)
AUSTRIA (1.1%)
Bank Austria AG (Banking)+.......................      3,724        165,435
                                                               ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EUROPEAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                  SHARES        VALUE
-------------------------------------------------  ---------   ------------
GERMANY (1.3%)
AXA Colonia Konzern AG (Insurance)...............        900   $     86,093
Jungheinrich AG (Machinery)......................        350         52,557
ProSieben Media AG (Broadcasting &
  Publishing)+...................................        817         38,168
Volkswagen AG (Automotive).......................         30         12,881
                                                               ------------
                                                                    189,699
                                                               ------------
  TOTAL PREFERRED STOCK (COST $357,275)..........                   355,134
                                                               ------------

RIGHTS (0.3%)
ITALY (0.3%)
Banco Ambrosiano Veneto SPA, Expiring 01/02/98,
  (right to shares & warrants) (Banking)+........     28,500         35,625
Banco Ambrosiano Veneto SPA, Expiring 01/02/98,
  (right to convertible bonds) (Banking)+........     28,500          3,853
                                                               ------------
                                                                     39,478
                                                               ------------
  TOTAL RIGHTS (COST $0).........................                    39,478
                                                               ------------

              SECURITY DESCRIPTION                  SHARES        VALUE
-------------------------------------------------  ---------   ------------
WARRANTS (1.2%)
GERMANY (1.2%)
Veba International Finance, Expiring 04/06/98
  (Utilities)+...................................        240   $    110,787
Volkswagen AG, Expiring 10/27/98 (Automotive)+...        270         76,433
                                                               ------------
                                                                    187,220
                                                               ------------
  TOTAL WARRANTS
   (COST $79,202)................................                   187,220
                                                               ------------
TOTAL INVESTMENTS
  (COST $13,849,615) (104.7%)...............................     15,693,764
LIABILITIES IN EXCESS OF OTHER ASSETS (-4.7%)...............
                                                                   (701,543)
                                                               ------------
NET ASSETS (100.0%).........................................   $ 14,992,221
                                                               ------------
                                                               ------------

------------------------------
Note: Based on the cost of investments of $13,853,149 for federal income tax purposes at December 31, 1997, the aggregate gross unrealized appreciation and depreciation was $2,434,151 and $593,536, respectively, resulting in net unrealized appreciation of $1,840,615.

+ - Non-income producing securities.

Spon. ADR - Sponsored American Depository Receipt

SDR - Swedish Depository Receipt

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EUROPEAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION
                                                                    PERCENT OF
                                                                    PORTFOLIO
                                                                    ----------
Banking..........................................................       16.3%
Pharmaceuticals..................................................       11.7%
Insurance........................................................        8.9%
Oil-Services.....................................................        8.4%
Food, Beverages & Tobacco........................................        7.7%
Retail...........................................................        4.2%
Utilities........................................................        4.2%
Financial Services...............................................        3.2%
Metals & Mining..................................................        3.1%
Telecommunications...............................................        2.7%
Airlines.........................................................        2.4%
Building Materials...............................................        2.3%
Automotive Supplies..............................................        2.1%
Automotive.......................................................        2.1%
Chemicals........................................................        2.0%
Broadcasting & Publishing........................................        1.9%
Electronics......................................................        1.7%
Electric.........................................................        1.5%
Capital Goods....................................................        1.5%
Telecommunication Services.......................................        1.5%
Electrical Equipment.............................................        1.4%
Computer Software................................................        1.2%
Water............................................................        1.2%
Multi-Industry...................................................        1.0%
Forest Products & Paper..........................................        1.0%
Machinery........................................................        0.9%
Real Estate......................................................        0.7%
Telecommunications-Equipment.....................................        0.7%
Household Products...............................................        0.4%
Biotechnology....................................................        0.4%
Construction & Housing...........................................        0.4%
Gas Exploration..................................................        0.4%
Oil-Production...................................................        0.3%
Medical Supplies.................................................        0.3%
Entertainment, Leisure & Media...................................        0.3%
                                                                    ----------
                                                                       100.0%
                                                                    ----------
                                                                    ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EUROPEAN EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $13,849,615 )           $15,693,764
Receivable for Investments Sold                      1,598,673
Receivable for Expense Reimbursement                    58,185
Dividends Receivable                                    32,269
Deferred Organization Expenses                           9,720
Prepaid Trustees' Fees                                      19
Prepaid Expenses and Other Assets                       10,036
                                                   -----------
    Total Assets                                    17,402,666
                                                   -----------
LIABILITIES
Payable to Custodian                                 2,064,507
Custody Fee Payable                                    196,575
Advisory Fee Payable                                   128,551
Administrative Services Fee Payable                      5,927
Fund Services Fee Payable                                  561
Accrued Expenses                                        14,324
                                                   -----------
    Total Liabilities                                2,410,445
                                                   -----------

NET ASSETS
Applicable to Investors' Beneficial Interests      $14,992,221
                                                   -----------
                                                   -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EUROPEAN EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $3,463,688 )                                                  $  12,743,649
Interest Income (Net of Foreign Withholding Tax
  of $43 )                                                             1,227,939
                                                                   -------------
    Investment Income                                                 13,971,588
EXPENSES
Advisory Fee                                       $   3,879,040
Custodian Fees and Expenses                            1,104,843
Administrative Services Fee                              184,239
Professional Fees and Expenses                            55,441
Fund Services Fee                                         21,837
Administration Fee                                        14,117
Trustees' Fees and Expenses                               10,520
Printing Expenses                                          7,981
Amortization of Organization Expenses                      6,676
Insurance Expense                                            204
Miscellaneous                                                  2
                                                   -------------
    Total Expenses                                     5,284,900
Less: Reimbursement of Expenses                          (58,185)
                                                   -------------
NET EXPENSES                                                           5,226,715
                                                                   -------------
NET INVESTMENT INCOME                                                  8,744,873
NET REALIZED GAIN (LOSS) ON
  Investment Transactions (including $4,802,639
    net realized gain from futures contracts)        214,374,485
  Foreign Currency Transactions                       (1,010,604)
                                                   -------------
    Net Realized Gain                                                213,363,881
NET CHANGE IN UNREALIZED DEPRECIATION OF
  Investments                                       (110,198,297)
  Foreign Currency Contracts and Translations            (23,726)
                                                   -------------
    Net Change in Unrealized Depreciation                           (110,222,023)
                                                                   -------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                       $ 111,886,731
                                                                   -------------
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EUROPEAN EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE FISCAL      FOR THE FISCAL
                                                      YEAR ENDED          YEAR ENDED
                                                   DECEMBER 31, 1997   DECEMBER 31, 1996
                                                   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $       8,744,873   $      9,485,132
Net Realized Gain on Investment and Foreign
  Currency Transactions                                  213,363,881         28,212,359
Net Change in Unrealized Appreciation
  (Depreciation) of Investments and Foreign
  Currency Translations                                 (110,222,023)        75,161,064
                                                   -----------------   -----------------
    Net Increase in Net Assets Resulting from
      Operations                                         111,886,731        112,858,555
                                                   -----------------   -----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                            230,293,076        276,685,442
Withdrawals                                           (1,017,256,734)      (131,367,814)
                                                   -----------------   -----------------
    Net Increase (Decrease) from Investors'
      Transactions                                      (786,963,658)       145,317,628
                                                   -----------------   -----------------
    Total Increase (Decrease) in Net Assets             (675,076,927)       258,176,183
NET ASSETS
Beginning of Fiscal Year                                 690,069,148        431,892,965
                                                   -----------------   -----------------
End of Fiscal Year                                 $      14,992,221   $    690,069,148
                                                   -----------------   -----------------
                                                   -----------------   -----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                            FOR THE PERIOD
                                                                                            MARCH 28, 1995
                                                                                           (COMMENCEMENT OF
                                                    FOR THE FISCAL      FOR THE FISCAL      OPERATIONS) TO
                                                      YEAR ENDED          YEAR ENDED         DECEMBER 31,
                                                   DECEMBER 31, 1997   DECEMBER 31, 1996         1995
                                                   -----------------   -----------------   ----------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                     0.88%               0.84%              0.90%(a)
  Net Investment Income                                        1.47%               1.65%              1.67%(a)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                                      0.01%                 --                 --
Portfolio Turnover                                               65%                 57%                36%(b)
Average Broker Commissions                         $         0.0237    $         0.0230                 --

------------------------
(a) Annualized.

(b) Not Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EUROPEAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The European Equity Portfolio (the "Portfolio") is one of eight subtrusts (portfolios) comprising The Series Portfolio (the "Series Portfolio"). The Series Portfolio is registered under the Investment Company Act of 1940, as amended, as a no-load open-end management investment company which was organized as a trust under the laws of the State of New York on June 24, 1994. The Portfolio's investment objective is to provide a high total return from a portfolio of equity securities of European companies. The Portfolio commenced operations on March 28, 1995. The Declaration of the Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

Investments in European markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in European countries could adversely affect the liquidity or value, or both, of such securities in which the Portfolio is invested. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

   b) The books and records of the Portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expenses are translated at the

THE EUROPEAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------
      exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations.

      Although the net assets of the Portfolio are presented at the exchange rates and market values prevailing at the end of the period, the Portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   c) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount become known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The Portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Portfolio's Trustees, and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of foreign currency translations. At December 31, 1997, the Portfolio had no open forward foreign currency contracts.

   e) Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Upon entering into such a contract, the Portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The Portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. At December 31, 1997, the Portfolio had no open futures contracts.

THE EUROPEAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

   f) The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   g) The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The Portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

   h) The Portfolio incurred organization expenses in the amount of $33,000. These costs are being deferred and amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Portfolio.

   i) Expenses incurred by the Series Portfolio with respect to any two or more portfolios in the Series Portfolio are allocated in proportion to the net assets of each portfolio in the Series Portfolio, except where allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

2. TRANSACTIONS WITH AFFILIATES

   a) The Portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.65% of the Portfolio's average daily net assets. For the fiscal year ended December 31, 1997 such fees amounted to $3,879,040.

   b) The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of the Portfolio and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended December 31, 1997, the fee for these services amounted to $14,117.

   c) The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolio and certain other portfolios for which Morgan acts as investment advisor (the "Master Portfolios") and J.P. Morgan Series Trust in accordance with the following annual

THE EUROPEAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------
      schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the Portfolio is determined by the proportionate share its net assets bear to the net assets of the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services and J.P. Morgan Series Trust. For the fiscal year ended December 31, 1997, the fee for these services amounted to $184,239.

      In addition, Morgan has agreed to reimburse the Portfolio to the extent necessary to maintain the total operating expenses of the Portfolio at no more than 1.00% of the average daily net assets of the Portfolio through April 30, 1998. For the fiscal year ended December 31, 1997, Morgan has agreed to reimburse the Portfolio $58,185 for the expenses that exceeded this limit.

   d) The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $21,837 for the fiscal year ended December 31, 1997.

   e) An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the Master Portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. Prior to April 1, 1997, the aggregate annual Trustee fee was $65,000. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $4,400.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the fiscal year ended December 31, 1997 were as follows:

                      COST OF               PROCEEDS
                     PURCHASES             FROM SALES
                    ------------          ------------
                    $362,455,602          $637,902,752

4. CREDIT AGREEMENT

The Portfolio is party to a revolving line of credit agreement as discussed more fully in Note 4 of the Fund's Notes to Financial Statements which are included elsewhere in this report.

5. OTHER MATTERS

On December 12, 1997, the Portfolio received a withdrawal request in the amount of $472,588,477 as discussed in Note 5 of the Fund's Notes to Financial Statements which are included elsewhere in this report. This amount is included in Withdrawals shown on the Statement of Changes in Net Assets. The withdrawal which was made in-kind by transferring certain assets and liabilities, including securities, directly to a non-U.S. fund resulted in a net realized gain on transfer of the securities in the amount of $97,478,979, which is included in Net Realized Gain on Investment Transactions in the Statement of Operations.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The European Equity Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The European Equity Portfolio (one of the portfolios comprising part of The Series Portfolio, hereafter referred to as the "Portfolio") at December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the two years in the period then ended and for the period March 28, 1995 (commencement of operations) to December 31, 1995, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
February 23, 1998

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